Intangible Assets, Net (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Intangible Assets, Net [Abstract]
Amortization expense of intangible assets	¥ 4,766,969	$ 653,072	¥ 6,686,070	¥ 6,039,895
Impairment, Intangible Asset, Statement of Income or Comprehensive Income [Extensible Enumeration]	impairment losses	impairment losses
Impairment losses	¥ 39,072,000	$ 5,352,842	¥ 16,027,000	¥ 18,892,000